Asset Retirement Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount at January 1	$ 2,794	$ 2,931
Liabilities acquired	0	4
Liabilities incurred	153	191
Property dispositions	(99)	(154)
Liabilities settled	(274)	(135)
Accretion expense	130	144
Revisions in estimated liabilities	395	(187)
Carrying amount at December 31	$ 3,099	$ 2,794